CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2014
CASH AND CASH EQUIVALENTS

NOTE 10. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	December 31
(in US$ thousands)	2013	2014
Cash and savings accounts	$44,163	$38,529
Time deposits	14,638	21,102

Total cash and cash equivalents	58,801	59,631
Less: Cash restricted as collateral and performance bond	—	(8,991)

Cash and cash equivalents reported on the consolidated statements of cash flows	$58,801	$50,640

As of December 31, 2014, cash amounting to $1.5 million has been deposited in an escrow account in a bank as a performance bond for our players’ game points, and certain time deposits amounting to $7.5 million have also been pledged as collateral for borrowings from financial institutions. These deposits are restricted and are included in restricted cash in the consolidated balance sheets.

We maintain cash and cash equivalents, as well as restricted cash, in bank accounts with major financial institutions with high credit ratings located in the following jurisdictions:

	December 31
(in US$ thousands)	2013	2014
Taiwan	$55,661	$49,829
China	—	6,055
Hong Kong	2,956	2,178
Singapore	—	1,418
Malaysia	133	—
Others	51	151

	$58,801	$59,631